Related Party Transactions	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

2) Related party transactions

2022 Fiscal year

During the year ended September 30, 2022, the Company purchased a total of $4,649,636 raw materials from Taizhou Huadi , and sold a total of $1,990,329 piping products to Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2022, the Company had outstanding accounts payable of $2,439,105 to this entity.

During the year ended September 30, 2022, the Company sold a total of $122,666 steel materials to Taizhou Huadi Material Technology Co. As of September 30, 2022, the Company had advance balance of $395,498 from this entity.

During the year ended September 30, 2022, the Company net borrowed RMB 1,000,000 ($140,578 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

2021 Fiscal Year

During the year ended September 30, 2021, the Company purchased a total of $6,376,512 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2021, the Company had no outstanding balance of accounts payable to Taizhou Huadi. To lock down the prices for raw materials and hedge against price rise risk, the Company periodically pays Taizhou Huadi in advance. As of September 30, 2020, the Company had outstanding advance balance of USD $5,550,504 to Taizhou Huadi.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During the year ended September 30, 2021, the Company borrowed RMB 6,500,000 ($998,894 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2021, the Company fully repaid the loan.

During the year ended September 30, 2021, the Company borrowed RMB 12,000,000 ($1,844,111 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2021.

2020 Fiscal year

During the year ended September 30, 2020, the Company purchased a total of $14,521,129 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of September 30, 2020, the Company had no outstanding accounts payable balance and an outstanding advance balance of USD $5,342,512 to Taizhou Huadi. During the year ended September 30, 2020, the Company sold a total of $3,228,396 steel materials to Taizhou Huadi. As of September 30, 2020, the Company had accounts receivable of $1,880,762 from this entity.

Jueqin Wang periodically provides working capitals to support the Company’s operations when needed. During fiscal year 2020, Jueqin Wang advanced RMB 500,000 ($71,371 in USD) and no advance payment was made to the Company during fiscal year 2021. As of September 30, 2021, and 2020 and 2019, the Company had outstanding payable due to Jueqin Wang with an amount of $359,716, and $341,374 and $254,319, respectively. This represented unsecured, due on demand and interest free borrowings between the Company and Jueqin Wang.

During the year ended September 30, 2020, the Company borrowed RMB 10,000,000 ($1,427,429 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. During fiscal year 2020, the Company has fully repaid.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,715 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During fiscal year 2020, the Company fully repaid the loan.

During the year ended September 30, 2020, the Company borrowed RMB 5,000,000 ($713,713 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2020.

During the year ended September 30, 2020, the Company borrowed RMB 1,000,000 ($142,743 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2022 and 2021:

Accounts	Name of related parties	2022	2021
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$-	$5,550,504
Accounts payable	Taizhou Huadi Industrial Ltd.	2,439,105	-
Advance from customer	Taizhou Huadi Material Technology Co.	395,498	-
Accounts receivable	Taizhou Huadi Industrial Ltd.	-	1,438,303
Accounts receivable	Taizhou Huadi Material Technology Co.	-	2,543,394
Liabilities to related parties:
Due to related parties	Di Wang	(281,156)	(155,198)
Due to related parties	Jueqin Wang	(325,830)	(359,716)